Equity - Schedule of Dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 £ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 £ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 £ / shares
Disclosure of reserves within equity [abstract]
Final dividend for the year ended 30 June 2023 59.98 cents per share (2022 - 52.71 cents; 2021 - 59.91 cents)	$ 1,349	$ 1,200		$ 1,398
Interim dividend for the year ended 30 June 2024, 40.50 cents per share (2023 – 38.57 cents; 2022 – 38.39 cents)	894	871		888
Dividend paid	$ 2,243	$ 2,071		$ 2,286
Interim dividend per share | (per share)	$ 0.4050	$ 0.3857	£ 0.3083	$ 0.3838	£ 0.2936
Final dividend per share | (per share)		$ 0.5998	£ 0.4917	$ 0.5271	£ 0.4682	$ 0.5991	£ 0.4459